DIRECTORS LOAN (Details 1) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
DIRECTORS LOAN
Non-current portion	$ 648,005	$ 644,642
Total	$ 648,005	$ 644,642	$ 570,000	$ 1,000,000